Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2021 £ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 £ / shares	Sep. 30, 2020 $ / shares
Preferred shares, par value | $ / shares			$ 0.00001		$ 0.00001
A-G Ordinary shares par value		£ 0.00001		£ 0.00001
Ordinary shares, par value		0.00001		0.00001
Subdivision of nominal shares and reduction in deferred share capital		0.001		0.001
Issuance of shares, issuance costs | $	$ 5,549
DEFERRED SHARES £0.00001 PAR VALUE
Deferred shares, par value		0.00001		0.00001
DEFERRED SHARES £0.001 PAR VALUE
Deferred shares, par value		0.001		0.001
DEFERRED SHARES £100,000 PAR VALUE
Deferred shares, par value		£ 100,000		£ 100,000